Taxes - Schedule of detailed information about changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Net deferred income tax asset, beginning of the year	$ 3,343	$ 7,178
Deferred income tax recovery (expense)	1,423	(3,758)
Effect of foreign exchange	(170)	(77)
Net deferred income tax asset, end of the year	4,596	3,343
Deferred income tax asset	4,596	3,343
Net deferred income tax asset	$ 4,596	$ 3,343